Supplemental disclosure of cash flow information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental disclosure of cash flow information
Accounts receivable	$ (2,622,018)	$ 420,612
Costs and profits in excess of billings on uncompleted contracts	(950,653)	184,852
Investment tax credits receivable	(562,980)	4,099
Deposits	(1,394,160)	307,709
Contract assets	(855,592)
Other assets	(39,042)	(30,564)
Royalties receivable	(1,060,000)
Accounts payable and accrued liabilities	(148,678)	2,103,997
Billings in excess of costs and profits on uncompleted contracts	3,508,315	(1,267,753)
Net change in balances related to operations	$ 4,124,808	$ (1,722,952)